Document and Entity Information	Oct. 08, 2015
Prospectus:
Document Type	497
Document Period End Date	Oct. 08, 2015
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Central Index Key	0000719269
Amendment Flag	false
Document Creation Date	Oct. 08, 2015
Document Effective Date	Oct. 08, 2015
Prospectus Date	Apr. 30, 2015